Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 72,619	₩ 17,716
Debt instruments	162,374	174,385
Short-term financial instruments, etc.	1,057,423	1,021,906
Fair value of plan assets	₩ 1,292,416	₩ 1,214,007